Commitments and Contingencies (Details) - Schedule of Supplemental Cash Flow and Other Information - Unique Logistics International, Inc. [Member] - USD ($)	12 Months Ended
	May 31, 2023	May 31, 2022
ROU assets obtained in exchange for lease liabilities:
Operating leases	$ 8,715,190	$ 1,805
Weighted average remaining lease term (in years):
Operating leases	4 years 4 months 13 days	3 years 10 months 17 days
Weighted average discount rate:
Operating leases	9.06%	4.02%